Financial Assets and Liabilities - Summary of Changes in Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables [abstract]
Beginning balance	R$ (136,024)	R$ (120,407)
Provision / reversal	(10,762)	(39,187)
Foreign exchange	(340)
Write-off	32,074	23,570
Ending balance	R$ (115,052)	R$ (136,024)